Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event.
Subsequent Event

22.Subsequent Event

The American Depositary Share (“ADS”) program was terminated on January 5, 2026. Following the termination, The Group’s securities are no longer traded in the form of ADSs on a U.S. exchange. The Group continues to evaluate capital markets alternatives and does not expect the termination to have a material adverse impact on its operations or financial position.